Organization and Operations	12 Months Ended
Dec. 31, 2022
Organization and Operations
Organization and Operations
1.	Organization and Operations

GasLog Partners LP (“GasLog Partners” or the “Partnership”) was formed as a limited partnership under the laws of the Marshall Islands on January 23, 2014, being a wholly owned subsidiary of GasLog Ltd. (“GasLog”) for the purpose of initially acquiring the interests in three liquefied natural gas (“LNG”) carriers that were contributed to the Partnership by GasLog in connection with the initial public offering of its common units (the “IPO”) on May 12, 2014.

The Partnership’s principal business is the acquisition and operation of LNG vessels, providing LNG transportation services on a worldwide basis. GasLog LNG Services Ltd. (“GasLog LNG Services” or the “Manager”), a related party and a wholly owned subsidiary of GasLog, incorporated under the laws of Bermuda, provides technical and commercial services to the Partnership.

Since its IPO, the Partnership has acquired from GasLog 100% of the ownership interests in 15 vessel-owning entities in aggregate. The acquisitions were accounted for as reorganizations of companies under common control. The Partnership’s historical results and net assets were retroactively restated to reflect the historical results of the acquired entities from their respective dates of incorporation by GasLog. The carrying amounts of assets and liabilities included are based on the historical carrying amounts of such assets and liabilities recognized by the subsidiaries.

On October 26, 2021, GasLog Partners completed the sale and lease–back of the GasLog Shanghai with a wholly-owned subsidiary of China Development Bank Financial Leasing Co., Ltd. (“CDBL”). The vessel was sold and leased back under a bareboat charter with CDBL for a period of five years with no repurchase option or obligation.

On September 14, 2022, GasLog Partners completed the sale of the Methane Shirley Elisabeth (previously owned by GAS-twenty Ltd.) to an unrelated third party.

On October 31, 2022, GasLog Partners completed the sale and lease–back of the Methane Heather Sally with an unrelated third party. The vessel was sold and leased back under a bareboat charter until the middle of 2025, with no repurchase option or obligation.

As of December 31, 2022, GasLog held a 33.2% ownership interest in the Partnership (including 2.0% through its general partner interest). As a result of its 100% ownership of the general partner, and the fact that the general partner elects the majority of the Partnership’s directors in accordance with the Partnership Agreement, GasLog has the ability to control the Partnership’s affairs and policies.

As of December 31, 2022, the companies listed below were 100% held by the Partnership. The Partnership wholly owned 12 LNG vessels and operated two LNG vessels leased back under bareboat charters, as described above:

					Cargo
					Capacity
	Place of	Date of			Cubic Meters
Name	Incorporation	Incorporation	Principal Activities	Vessel	(“cbm”)	Delivery Date
GAS-three Ltd.	Bermuda	April 2010	Right-of-use asset company	GasLog Shanghai	155,000	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	GasLog Santiago	155,000	March 2013
GAS-five Ltd.	Bermuda	February 2011	Vessel-owning company	GasLog Sydney	155,000	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	GasLog Seattle	155,000	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	Solaris	155,000	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Greece	174,000	March 2016
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	GasLog Glasgow	174,000	June 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Geneva	174,000	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	GasLog Gibraltar	174,000	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Rita Andrea	145,000	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	Methane Jane Elizabeth	145,000	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	Methane Alison Victoria	145,000	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Dormant	—	—	—
GAS-twenty one Ltd.	Bermuda	April 2014	Right-of-use asset company	Methane Heather Sally	145,000	June 2014
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	Methane Becki Anne	170,000	March 2015
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—
GasLog-two Malta Ltd.	Malta	August 2022	Dormant	—	—	—